Consolidated Statements of Cash Flows (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Statement of cash flows [abstract]
Gain on disposal of subsidiaries	¥ 73,846
Cash classified as held for sale	¥ 306,000